Basis of preparation - Restatements impact Narrative (Detail) - IFRS 3 Engimplan [Member] € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of restatements impact statement of financial position [line items]
Consolidated reserves	€ (61)
Non-controlling interest	€ 169